Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies
31.	Commitments and contingencies
Capital commitments
The Group’s capital commitments primarily relate to commitments on construction and purchase of office buildings and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB2,682 million as of December 31, 2025. All of these capital commitments will be fulfilled in the following years according to the construction progress.
Investment commitments
The Group’s investment commitments primarily related to capital contribution obligation for certain fund investments. Total investment commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB1,510 million as of December 31, 2025.
Long-term debt obligations
The Group’s long-term debt obligations include unsecured senior notes and long-term debts. The amounts exclude the corresponding interest payable. The expected repayment schedule of the unsecured senior notes and long-term debts have been disclosed in Note 15 and Note 30, respectively.
Legal proceedings
From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day
operations of the Group. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2025.